Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

26. DISCONTINUED OPERATIONS

The Group terminated the Contractual Agreement on January 1, 2024, stated in 2. SIGNIFICANT ACCOUNTING POLICIES, Principle of Consolidation.

For the year ended December 31, 2024 and 2025, the Group had no discontinued operations. The summarized results of operations of discontinued operations for the years ended December 31, 2023 consist of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Revenue	52,182	-	-	-
Cost of revenue	(26,364)	-	-	-
Gross profit	25,818	-	-	-

Selling and distribution expenses	(6,368)	-	-	-
Administrative expenses	(14,322)	-	-	-
Other income, net	10,972	-	-	-
Financial income, net	740	-	-	-
PROFIT BEFORE TAX FROM DISCONTINUED OPERATIONS	16,840	-	-	-

Income tax profit	934	-	-	-
Net profit for the year from discontinued operations	17,774	-	-	-
Comprehensive income for the year from discontinued operations	17,774	-	-	-